NOTES PAYABLE - Paragraphs (Details)						1 Months Ended		12 Months Ended
	Dec. 10, 2021 USD ($)	Dec. 09, 2021 USD ($) $ / shares shares	Jun. 29, 2021 USD ($)	Jan. 04, 2021 USD ($)	Jan. 08, 2020 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Balance								$ 44,855,422	$ 21,391,701
Stated interest rate								6.00%
Credit agreement
Debt Instrument [Line Items]
Total available proceeds		$ 100,000,000
Series A Preferred Stock
Debt Instrument [Line Items]
Preferred stock financing value						$ 12,530,963
Cumulative dividend rate						15.00%
Amount raised recorded as debt							$ 7,625,000
Note payable maturing in June 2021, 7.00% pe annum
Debt Instrument [Line Items]
Debt issued											$ 2,000,000
Balance								$ 0	343,435
Stated interest rate								7.00%			7.00%
Note payable maturing in December 2020, 8.00% pe annum
Debt Instrument [Line Items]
Debt issued										$ 377,658
Balance								$ 0	212,821
Stated interest rate								8.00%		8.00%
Convertible note payable maturing in February 2023, 8.00% pe annum
Debt Instrument [Line Items]
Balance									$ 20,790,514
Private placement amount approved by BOD				$ 22,599,844	$ 17,500,000
Discount percentage of QEF that triggers conversion			80.00%
Valuation cap to trigger conversion			$ 250,000,000
Cash interest rate paid quarterly			4.00%
Accrued interest rate			4.30%
Stated interest rate								8.00%
Term loan payable maturing in November 2026, 10.00% pe annum
Debt Instrument [Line Items]
Balance								$ 44,616,587
Stated interest rate								10.00%
Term loan payable maturing in November 2026, 10.00% pe annum | Base Rate
Debt Instrument [Line Items]
Stated interest rate								5.25%
Term loan payable maturing in November 2026, 10.00% pe annum | Minimum
Debt Instrument [Line Items]
Stated interest rate								10.00%
Term loan payable maturing in November 2026, 10.00% pe annum | Maximum
Debt Instrument [Line Items]
Stated interest rate								12.00%
Credit agreement
Debt Instrument [Line Items]
Liquidity Covenant								$ 10,000,000
Credit Agreement, Initial Term Loan
Debt Instrument [Line Items]
Loan amount	$ 50,000,000
Credit Agreement, Annual Principal Payment, Percent Of Principal	1.25%
Monthly installment period that will equal to 1.25% pe annum of the original principal	24 months
Debt issuance costs incurred		$ 2,142,000
Warrants issued (in shares) | shares		2,000,000
Warrant exercise price (in dollar per share) | $ / shares		$ 11.50
Debt discount recorded		$ 3,276,764
Number of additional delayed draw | loan								2
Term loan draw that maybe requested in each two additional delayed draws								$ 25,000,000
Percentage of proceeds of sale of assets to prepay outstanding principal amount								100.00%
Deposited interest reserve in escrow account								$ 3,000,000